Consolidated Supplementary Insurance Information (Income Statement Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 4,761	$ 5,004	$ 5,689
Net Investment Income	3,078	3,207	3,099
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	4,747	5,068	4,528
Amortization of DAC and VOBA	227	371	781
Other Expenses	2,483	2,284	2,120
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	3,000	3,259	3,856
Net Investment Income	1,252	1,329	1,156
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	2,130	2,347	2,359
Amortization of DAC and VOBA	(23)	(896)	523
Other Expenses	1,565	1,248	1,301
Life
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	951	739	752
Net Investment Income	327	350	352
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	820	681	650
Amortization of DAC and VOBA	223	282	169
Other Expenses	265	273	276
Run-off
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	714	878	793
Net Investment Income	1,358	1,341	1,461
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	1,735	1,953	1,301
Amortization of DAC and VOBA	7	961	65
Other Expenses	279	437	284
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	96	128	288
Net Investment Income	141	187	130
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	62	87	218
Amortization of DAC and VOBA	20	24	24
Other Expenses	$ 374	$ 326	$ 259